FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending://

        or fiscal year ending:  12/31/02

Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)      N

Those items or sub-items with a box [/] after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant  Name:  Investors  Life  Insurance  Company of North America
                            Separate Account 1

     B.   File Number:      811-3470

     C.   Telephone Number: 512-404-5000

2.   A. Street:             6500 River Place Blvd., Building One

     B:   City:             Austin

     C.   State:            TX

     D:   Zip Code:         78730       Zip Ext:

     E.   Foreign Country:  Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?           (Y/N)  N

4.       Is this the last filing on this form by Registrant?            (Y/N)  N

5.       Is Registrant a small business investment company (SBIC)?      (Y/N)  N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?                   (Y/N)  Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

B. How many separate series or portfolios did Registrant have at the end of the period?

                                                         If filing more than one
                                                         Page 50, "X" box:  |X|

For period ending   12/31/02

File number         811-3470


123. [/] State the total value of the additional  units  considered in answering
     item 122 ($000's omitted)                                          $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                                $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
     units of all series of Registrant ($000 omitted)                   $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrants units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding dis- distributions of realized gains, if any):

                                     Number of     Total Assets   Total Income
                                     Series        ($000's        Distributions
                                     Investing     omitted)       ($000's
                                                                  omitted)

A.   U.S. Treasury direct issue       _________    $_________     $_________

B.   U.S. Government agency           _________    $_________     $_________

C.   State and municipal tax-free     _________    $_________     $_________

D.   Public utility debt              _________    $_________     $_________

E.   Brokers or dealers debt or
      debt of brokers' or
      dealers' parent                 _________    $_________     $_________


                                     - 50 -



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                                      Number of     Total Assets   Total Income
                                      Series        ($000's        Distributions
                                      Investing     omitted)       ($000's
                                                                   omitted)

F.   All other corporate inter-
      mediate & long-term debt        _________     $_________     $_________

G.   All other corporate short-
      term debt                       _________     $_________     $_________

H.   Equity securities of brokers
      or dealers or parents of
      brokers or dealers                  4         $  28,022      $   850

I.   Investment company equity
      securities                      _________     $_________     $_________

J.   All other equity
      securities                      _________     $_________     $_________

K.   Other securities                 _________     $_________     $_________

L.   Total assets of all series
      of registrant                       4         $ 28,022       $   850


                                     - 50A -



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                                                         If filing more than one
                                                         Page 51, "X" box:  |_|

For period ending       12/31/02

File number             811-3470


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current
     period insured or guaranteed by an entity other than the issuer?   (Y/N)

     [If  answer is "N" (No), go to item 131].                          Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
     period?                                                            (Y/N)

     [If  answer is "N" (No), go to item 131].                          Y/N

130. [/] In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from
     insurance or guarantees?                                           (Y/N)

131. Total  expense  incurred  by all series of  Registrant  during the  current
     reporting period ($000's omitted)                                  $378

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

     811-_____      811-______      811-_____      811- _____      811- _____

                                 Signature Page

This report is signed on behalf of the Registrant in the City of Austin and State of Texas of on the 28TH day of February, 2003.


       Investors Life Insurance Company of North America
       Separate Account 1

       By: Investors Life Insurance Company of North America


        /s/ Robert A. Mitchell
       __________________________________________________
       Roberta A. Mitchell
       Senior Vice President


(Seal)



Witness


        /s/ Theodore A. Fleron
       __________________________________________________
       Theodore A. Fleron
       Senior Vice President and General Counsel